COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Capital expenditure	$ 43.6	$ 33.6
Accounts payable	0.1	1.3
Outstanding letters of credit	3.1	2.3
Surety bonds and other bank issued guarantees	189.9	165.4
Cash margin guarantees	$ 6.0	$ 4.2